Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2012
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 20 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial statements for National Bancshares Corporation (parent only) are as follows:

CONDENSED BALANCE SHEETS

	December 31,
	2012	2011
ASSETS
Cash and cash equivalents	$510	$520
Investment in bank subsidiary	42,278	39,645
Investment in real estate subsidiary	2,393	2,466
Securities available for sale	31	20
Other assets	304	271

Total assets	$45,516	$42,922

LIABILITIES AND SHAREHOLDERS’ EQUITY
Dividends payable	$178	$177
Other Liabilities	17	0
Shareholders’ equity	45,321	42,745

Total liabilities and shareholders’ equity	$45,516	$42,922

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Years ended December 31,
	2012	2011	2010
INCOME
Dividends from bank subsidiary	$600	$0	$0
Dividends from real estate subsidiary	90	0	0

Total income	690	0	0
EXPENSES
Miscellaneous expense	(101)	(60)	(48)

Income (loss) before income tax benefit and undistributed subsidiary income	589	(60)	(48)
Income tax benefit	34	21	16
Undistributed equity in net income of bank subsidiary	2,261	2,652	1,385
Undistributed equity in (distributions in excess of) net income (loss) of real estate subsidiary	(73)	(1)	(28)

Net income	$2,811	$2,612	$1,325

Comprehensive income	$3,117	$4,332	$761

CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2012	2011	2010
Cash flows from operating activities
Net income	$2,811	$2,612	$1,325
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed net income of bank subsidiary	(2,261)	(2,652)	(1,385)
Equity in undistributed net loss of real estate subsidiary	0	1	28
Distributions in excess of net income of real estate subsidiary	73	0	0
Change in other assets and liabilities	58	76	(16)

Net cash from operating activities	681	37	(48)
Cash flows from investing activities
Investment in real estate subsidiary	0	(125)	(2,370)

Net cash from investing activities	0	(125)	(2,370)
Cash flows from financing activities
Proceeds from the exercise of stock options	20	0	0
Dividends paid	(711)	(706)	(706)

Net cash from financing activities	(691)	(706)	(706)

Net change in cash	(10)	(794)	(3,124)
Beginning cash and cash equivalents	520	1,314	4,438

Ending cash and cash equivalents	$510	$520	$1,314